Leases (Details) - Schedule of Maturities of Operating Lease Liabilities $ in Thousands	Jun. 30, 2022 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2023(after June 30)	$ 344
2024	696
2025	717
2026	581
2027	551
2028 and onwards	2,069
Total undiscounted lease liability	4,958
Less: Imputed interest	(589)
Present value of lease liabilities	$ 4,369